Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis
Compensation Recovery Policy
In compliance with Nasdaq’s executive compensation recovery listing standards, we adopted a compensation recovery policy that applies to all incentive-based compensation received by the company’s executive officers on or after
October 2, 2023
. The policy provides that in the event there is an “Accounting Restatement” of the company’s financial statements, and any incentive-based compensation was erroneously awarded to an executive officer pursuant to the incorrect financial statements, our compensation committee will attempt to recover the erroneously awarded incentive-based compensation, unless certain exceptions apply under SEC or Nasdaq rules. An “Accounting Restatement” means a requirement that the company prepare an accounting restatement due to the material noncompliance of the company with any financial reporting requirement under the U.S. federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. Changes to the company’s financial statements that do not represent error corrections are not an Accounting Restatement.